June 14, 2016
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert VP S&P 500 Index Portfolio and the Calvert VP Russell 2000 Small Cap Index Portfolio, each series of Calvert Variable Products, Inc. (File No. 333-__________)
Ladies and Gentlemen:
Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is Form N-14 for the Calvert VP S&P 500 Index Portfolio and the Calvert VP Russell 2000 Small Cap Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of the prospectus/proxy statements is to obtain shareholder approval to reorganize the assets of Calvert VP SRI Large Cap Core Portfolio and Calvert VP Natural Resources Portfolio, each a series of Calvert Variable Products, Inc., into Calvert VP S&P 500 Index Portfolio and Calvert VP Russell 2000 Small Cap Index Portfolio, respectively.
It is proposed that this filing will become effective on July 14, 2016 pursuant to Rule 488 under the 1933 Act.
Please feel free to contact me at 301-657-7044 with any questions about this filing.
Very truly yours,
/s/ Andrew K. Niebler
Andrew Niebler
Deputy General Counsel
Calvert Investments, Inc.